General Information	6 Months Ended
Jun. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General Information
General Information

The accompanying consolidated financial statements include the accounts of Pangaea Logistics Solutions Ltd. and its wholly-owned subsidiaries (collectively, the “Company”, “we” or “our”). The Company is engaged in the ocean transportation of dry bulk cargoes worldwide through the ownership, chartering and operation of dry-bulk vessels. The Company's fleet is comprised of Panamax, Supramax and Handymax dry bulk carriers and the Company operates in one business segment.

The Company is a holding company, incorporated under the laws of Bermuda as an exempted company on April 29, 2014 in connection with the mergers described below. Bulk Partners (Bermuda) Ltd. (“Bulk Partners”) a wholly owned subsidiary of the Company following the Mergers, is a holding company that was incorporated under the laws of Bermuda as an exempted company on June 17, 2008 by three individuals who are collectively referred to as the Founders.

As of June 30, 2015, the Company owned a fleet of 14 drybulk vessels comprised of five Panamax Ice Class 1A, three Panamax, four Supramax and two Handymax Ice Class 1A vessels with an average age of approximately 11 years.